Label	Element	Value
MATTHEWS CHINA SMALL COMPANIES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000923184_SupplementTextBlock

SUPPLEMENT DATED AUGUST 30, 2013

TO THE INVESTOR CLASS PROSPECTUS OF

MATTHEWS ASIA FUNDS

DATED APRIL 30, 2013 (AS SUPPLEMENTED)

For all existing and prospective Investor Class shareholders of Matthews China Small Companies Fund:

Risk/Return [Heading]	rr_RiskReturnHeading	MATTHEWS CHINA SMALL COMPANIES FUND
Strategy [Heading]	rr_StrategyHeading	Effective immediately, the following sentence replaces the first sentence in the "Principal Investment Strategy" section on page 38 of the prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Matthews China Small Companies Fund seeks to achieve its investment objective by investing at least 80% of its nets assets, which include borrowings for investment purposes, in the common and preferred stocks of Small Companies (defined below) located in China.

Please retain this Supplement with your records.